LOANS, ALLOWANCE FOR LOAN LOSSES, AND CREDIT QUALITY - Summary of loans by past due status (Details 5) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 545,707,995	$ 472,488,814	$ 513,760,783
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)	1,971,000	2,870,000
90 Days & Over or non-accrual	15,152,000	9,476,000
Current	528,585,000	460,143,000
Total loans	545,708,000	472,489,000
30-89 Days Past Due (accruing) - As a percent of total loans	0.40%	0.60%
90 Days & Over or non-accrual - As a percent of total loans	2.80%	2.00%
Current - As a percent of total loans	96.80%	97.40%
Total Loans percent	100.00%	100.00%
Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)		1,278,000
90 Days & Over or non-accrual		2,530,000
Current		261,382,000
Total loans		265,190,000
Loans Receivable | Commercial & Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)	100,000
90 Days & Over or non-accrual	3,986,000
Current	197,277,000
Total loans	201,363,000	154,011,000
Loans Receivable | CRE Owner-occupied
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)	1,857,000
90 Days & Over or non-accrual	354,000
Current	109,829,000
Total loans	112,040,000	111,179,000
Loans Receivable | Real Estate-Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)
90 Days & Over or non-accrual		716,000
Current		65,861,000
Total loans		66,577,000
Loans Receivable | CRE Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)
90 Days & Over or non-accrual	380,000
Current	71,140,000
Total loans	71,520,000	66,577,000
Loans Receivable | Real Estate-Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)		330,000
90 Days & Over or non-accrual		1,129,000
Current		54,933,000
Total loans		56,392,000
Loans Receivable | Construction & Land Development
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)
90 Days & Over or non-accrual	8,558,000
Current	18,406,000
Total loans	26,964,000	24,774,000
Loans Receivable | Residential Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)
90 Days & Over or non-accrual	397,000
Current	7,273,000
Total loans	7,670,000	9,363,000
Loans Receivable | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)		1,139,000
90 Days & Over or non-accrual		4,847,000
Current		28,151,000
Total loans		34,137,000
Loans Receivable | Residential First Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)
90 Days & Over or non-accrual	1,326,000
Current	78,217,000
Total loans	79,543,000	56,392,000
Loans Receivable | Residential Junior Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)
90 Days & Over or non-accrual
Current	40,928,000
Total loans	40,928,000	42,699,000
Loans Receivable | Retail & Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)	14,000
90 Days & Over or non-accrual	151,000
Current	5,515,000
Total loans	5,680,000	7,494,000
Loans Receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)		123,000
90 Days & Over or non-accrual		254,000
Current		49,816,000
Total loans		$ 50,193,000